Bank Loans (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Bank Loans

As of September 30, 2025 and 2024, bank loans consisted of the following:

Date of banking		Nature of	Amount of		As of September 30,
facility	Provider	banking facility	banking facility		2025	2024
March 30, 2020	Bank of China (Hong Kong) Limited (“BOCHK”)	Revolving bank overdraft	HK$	2,000,000	$222,979	$-
April 27, 2020	BOCHK	Non-revolving term loan under SME Financing Guarantee Scheme (“SME Term Loan”)	HK$	3,550,000	219,966	262,932
October 10, 2020	BOCHK	SME Term Loan	HK$	1,450,000	108,953	126,660
June 28, 2021	BOCHK	SME Term Loan	HK$	1,000,000	82,368	93,614
					634,266	483,206
Less: non-current portion					(351,080)	(411,901)
Amounts classified as current liabilities					$283,186	$71,305

Schedule of the Remaining Contractual Maturities of the Bank Loans

The table below summarizes the remaining contractual maturities of the bank loans as of September 30, 2025, including the bank overdraft, for which no fixed repayment date has been established. The loans are categorized by the years in which repayments are due:

During the year ended September 30,
2026	$294,279
2027	119,042
2028	128,419
2029	90,107
2030	28,345
2031	1,554
Total repayments of bank loans	661,746
Less: imputed interest	(27,480)
Balance recognized on the balance sheet as of September 30, 2025	$634,266